SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Lease liabilities – current portion	$ 61,719	$ 54,017
Lease liabilities – non-current portion	198,907	204,950
Total	$ 260,626	$ 258,967